AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 94.8%
Common Stocks — 93.1%
Argentina — 1.1%
MercadoLibre, Inc.*(a)	29,608	$14,465,877
Australia — 1.9%
Aristocrat Leisure Ltd.	250,426	3,255,878
Cochlear Ltd.	67,561	7,741,401
CSL Ltd.	59,441	10,664,912
Insurance Australia Group Ltd.	602,155	2,286,677
Macquarie Group Ltd.	13,617	708,677
		24,657,545
Austria — 0.4%
BAWAG Group AG, 144A*	175,771	4,961,858
Belgium — 0.3%
KBC Group NV	74,530	3,409,538
Canada — 3.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	182,100	4,289,501
Brookfield Asset Management, Inc. (Class A Stock)	161,409	7,142,348
Canadian National Railway Co.	138,455	10,825,129
Dollarama, Inc.	167,077	4,634,894
Shopify, Inc. (Class A Stock)*(a)	42,534	17,733,701
Suncor Energy, Inc.	171,453	2,736,328
		47,361,901
China — 11.9%
Alibaba Group Holding Ltd., ADR*	261,185	50,795,259
China Merchants Bank Co. Ltd. (Class H Stock)	2,048,500	9,226,599
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	763,260	9,901,571
Kweichow Moutai Co. Ltd. (Class A Stock)	60,526	9,497,776
Meituan Dianping (Class B Stock)*	1,030,110	12,354,411
NetEase, Inc., ADR	28,351	9,099,537
TAL Education Group, ADR*	179,218	9,545,150
Tencent Holdings Ltd.	591,545	29,109,570
Wuxi Biologics Cayman, Inc., 144A*	1,244,290	16,194,658
		155,724,531
Denmark — 3.3%
Coloplast A/S (Class B Stock)	76,480	11,102,065
DSV Panalpina A/S	40,396	3,662,637
Novo Nordisk A/S (Class B Stock)	326,535	19,653,303
Orsted A/S, 144A	95,132	9,289,399
		43,707,404
Finland — 0.3%
Neste OYJ	130,474	4,425,010
France — 11.1%
Air Liquide SA	29,942	3,834,953
Airbus SE	86,170	5,642,807
Arkema SA	22,181	1,532,880
Capgemini SE	75,434	6,338,643
Dassault Systemes SE	120,289	17,836,544
Kering SA	20,321	10,604,789
	Shares	Value
Common Stocks (continued)
France (cont’d.)
L’Oreal SA	86,027	$22,732,093
LVMH Moet Hennessy Louis Vuitton SE	75,381	27,972,975
Pernod Ricard SA	123,802	17,641,007
Remy Cointreau SA(a)	37,683	4,111,221
Safran SA	81,595	7,158,224
Schneider Electric SE	22,659	1,929,097
Teleperformance	53,772	11,221,683
TOTAL SA	152,626	5,841,590
		144,398,506
Germany — 4.9%
Brenntag AG	107,705	4,002,993
CTS Eventim AG & Co. KGaA	124,321	5,606,120
Deutsche Boerse AG	29,760	4,102,213
Gerresheimer AG	113,650	7,223,637
Infineon Technologies AG	822,965	11,845,624
Rational AG	8,019	4,254,776
SAP SE	131,408	14,612,594
SAP SE, ADR(a)	72,259	7,984,619
Scout24 AG, 144A	77,678	4,674,696
		64,307,272
Hong Kong — 3.0%
AIA Group Ltd.	3,484,712	31,388,723
Techtronic Industries Co. Ltd.	1,160,100	7,470,648
		38,859,371
India — 0.8%
Housing Development Finance Corp. Ltd.	252,825	5,433,378
Reliance Industries Ltd.	366,240	5,410,600
		10,843,978
Ireland — 1.9%
AerCap Holdings NV*	113,415	2,584,728
CRH PLC	231,482	6,259,503
Kerry Group PLC (Class A Stock)	61,600	7,136,123
Kingspan Group PLC	163,429	8,764,552
		24,744,906
Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	96,973	9,749,665
Italy — 2.5%
Brunello Cucinelli SpA	338,364	10,289,250
Ferrari NV	115,113	17,926,933
Nexi SpA, 144A*	333,700	4,354,631
		32,570,814
Japan — 8.5%
Asahi Intecc Co. Ltd.	143,500	3,563,169
Bridgestone Corp.	144,100	4,419,421
Daikin Industries Ltd.	106,491	12,953,427
Freee KK*	153,890	4,952,154
GMO Payment Gateway, Inc.	93,032	6,530,310
Hoya Corp.	163,300	13,913,437
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Kao Corp.	45,400	$3,716,516
Keyence Corp.	52,972	17,076,961
Menicon Co. Ltd.	178,733	8,003,433
Persol Holdings Co. Ltd.	230,000	2,314,414
Sanwa Holdings Corp.	565,600	4,406,664
Shionogi & Co. Ltd.	82,900	4,084,624
Shiseido Co. Ltd.	119,600	7,054,177
SMC Corp.	19,900	8,367,063
Terumo Corp.	111,000	3,820,843
Toyota Motor Corp.	93,400	5,622,833
		110,799,446
Luxembourg — 0.1%
Tenaris SA	288,837	1,760,826
Macau — 0.2%
Galaxy Entertainment Group Ltd.	417,000	2,214,648
Netherlands — 4.6%
Adyen NV, 144A*	33,454	28,427,593
ASML Holding NV	76,915	20,389,540
Heineken NV	85,515	7,138,070
NXP Semiconductors NV	50,115	4,156,037
		60,111,240
Portugal — 0.1%
Galp Energia SGPS SA	84,728	964,492
Singapore — 0.4%
DBS Group Holdings Ltd.	362,800	4,695,416
Spain — 0.4%
Amadeus IT Group SA	122,472	5,816,830
Sweden — 1.7%
Assa Abloy AB (Class B Stock)	330,901	6,232,852
Atlas Copco AB (Class A Stock)	287,230	9,621,400
Hexagon AB (Class B Stock)	164,508	6,952,774
		22,807,026
Switzerland — 11.4%
Alcon, Inc.*	221,175	11,328,564
Givaudan SA	5,379	16,638,125
Julius Baer Group Ltd.*	129,125	4,363,347
Lonza Group AG*	46,896	19,478,257
Novartis AG	178,552	14,698,313
Partners Group Holding AG	17,121	11,872,835
Roche Holding AG	75,375	24,412,203
SGS SA	2,185	5,083,330
SIG Combibloc Group AG*	437,949	6,590,687
Sika AG	43,129	7,155,555
Sonova Holding AG	38,763	6,957,519
Straumann Holding AG	12,589	9,382,042
Temenos AG*	53,814	6,981,764
UBS Group AG*	438,190	4,069,026
		149,011,567
Taiwan — 1.9%
Sea Ltd., ADR*(a)	253,369	11,226,780
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,543,000	$13,970,293
		25,197,073
United Kingdom — 11.9%
Abcam PLC	122,071	1,728,895
AstraZeneca PLC	111,933	10,059,007
Barratt Developments PLC	278,727	1,511,322
Bunzl PLC	388,335	7,825,794
Compass Group PLC	485,132	7,578,072
DCC PLC	110,243	6,952,731
Diageo PLC	327,762	10,506,767
Electrocomponents PLC	775,879	4,944,622
Experian PLC	805,482	22,263,889
Fevertree Drinks PLC	298,669	4,489,822
Halma PLC	196,028	4,651,631
London Stock Exchange Group PLC	155,664	14,004,084
Prudential PLC	390,872	4,959,737
Reckitt Benckiser Group PLC	105,516	8,035,131
RELX PLC	723,489	15,508,891
Rentokil Initial PLC	820,653	3,947,259
Segro PLC	778,014	7,364,756
Smith & Nephew PLC	94,348	1,669,137
Spectris PLC	132,090	3,976,269
Spirax-Sarco Engineering PLC	47,223	4,762,315
St. James’s Place PLC	615,824	5,766,950
Trainline PLC, 144A*	626,482	2,632,199
		155,139,280
United States — 4.1%
Aon PLC(a)	42,010	6,933,330
Atlassian Corp. PLC (Class A Stock)*	95,683	13,133,449
Ferguson PLC	78,306	4,847,150
Lululemon Athletica, Inc.*	91,668	17,375,669
QIAGEN NV*	83,798	3,429,754
Samsonite International SA, 144A	3,802,136	3,578,685
Sensata Technologies Holding PLC*	158,858	4,595,762
		53,893,799

Total Common Stocks (cost $1,168,667,193)		1,216,599,819
Preferred Stock — 1.7%
Germany
Sartorius AG (PRFC)	89,830	21,820,157
(cost $8,603,334)

Total Long-Term Investments (cost $1,177,270,527)		1,238,419,976
Short-Term Investments — 7.9%
Affiliated Mutual Funds — 6.7%
PGIM Core Ultra Short Bond Fund(w)	29,365,425	29,365,425

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $57,922,972; includes $57,865,030 of cash collateral for securities on loan)(b)(w)	58,057,994	$57,965,101

Total Affiliated Mutual Funds (cost $87,288,397)		87,330,526
Unaffiliated Fund — 1.2%
BlackRock Liquidity FedFund	16,016,868	16,016,868
(cost $16,016,868)

Total Short-Term Investments (cost $103,305,265)		103,347,394

TOTAL INVESTMENTS—102.7% (cost $1,280,575,792)		1,341,767,370

Liabilities in excess of other assets — (2.7)%		(35,483,843)

Net Assets — 100.0%		$1,306,283,527

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,196,969; cash collateral of $57,865,030 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3